                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mendon Capital Advisors Corp.
                 -------------------------------
   Address:      150 Allens Creek Road
                 -------------------------------
                 Rochester, NY  14618
                 -------------------------------

Form 13F File Number: 028-10662
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Anton Schutz
         -------------------------------
Title:   President
         -------------------------------
Phone:   585-770-1770
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Anton Schutz             Rochester, NY  14618    May 12, 2010
   -------------------------------   --------------------   --------------
           [Signature]                   [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 128
                                        --------------------

Form 13F Information Table Value Total: $ 240,776
                                        --------------------
                                            (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number          Name

    01        028-02744                     Burnham Asset Management Corp.
    ------        -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

           ITEM 1                ITEM 2       ITEM 3   ITEM 4       ITEM 5      ITEM 6  ITEM 7        ITEM 8
---------------------------- -------------- --------- -------- ---------------- ------- ------ -------------------
                                                       VALUE   SH/PRN  SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
           ISSUER            TITLE OF CLASS   CUSIP   (x1000)  AMOUNT  PRN CALL DISCRTN MGRS    SOLE   SHARED NONE
CRM HOLDINGS LTD                  COM       G2554P103      183  535574          SOLE            535574   0     0
CRM HOLDINGS LTD                  COM       G2554P103      352 1051256          OTHER    01    1051256   0     0
INVESCO LTD                       SHS       G491BT108     1095   50000          OTHER    01      50000   0     0
LAZARD LTD                        COM       G54050102     2678   75000          OTHER    01      75000   0     0
ALLIANCE FINANCIAL CORP NY        COM       19205103       369   12500          SOLE             12500   0     0
ALLIANCE FINANCIAL CORP NY        COM       19205103      1106   37500          OTHER    01      37500   0     0
AMERIPRISE                        COM       03076C106     2268   50000          OTHER    01      50000   0     0
ASSOCIATED BANCORP                COM       45487105      1725  125000          OTHER    01     125000   0     0
BANCORP RHODE ISLAND INC          COM       59690107      1386   50671          SOLE             50671   0     0
BANCORP RHODE ISLAND INC          COM       59690107      4675  170940          OTHER    01     170940   0     0
BB&T CORP                         COM       54937107       810   25000          OTHER    01      25000   0     0
BANK OF AMERICA CORPORATION       COM       60505104       446   25000          SOLE             25000   0     0
BANK OF AMERICA CORPORATION       COM       60505104      1428   80000          OTHER    01      80000   0     0
BANK OF THE OZARKS INC            COM       63904106       528   15000          SOLE             15000   0     0
BANK OF THE OZARKS INC            COM       63904106       528   15000          OTHER    01      15000   0     0
BAR HARBOUR BANKSHARES            COM       66849100       519   17000          SOLE             17000   0     0
BAR HARBOUR BANKSHARES            COM       66849100       519   17000          OTHER    01      17000   0     0
BEACON FED BANCORP                COM       73582108       468   53292          SOLE             53292   0     0
BEACON FED BANCORP                COM       73582108      2075  236111          OTHER    01     236111   0     0
BERKSHIRE HILLS BANCORP           COM       84680107       687   37500          OTHER    01      37500   0     0
BROADPOINT GLEACHER               COM       11134A103      300   75000          OTHER    01      75000   0     0
CENTERSTATE BANKS INC             COM       15201P109     2439  199250          SOLE            199250   0     0
CENTERSTATE BANKS INC             COM       15201P109     8854  722750          OTHER    01     722750   0     0
CENTERSTATE BANKS INC             COM       15201P109       62    5100          OTHER             5100   0     0
CHICOPEE BANCORP                  COM       168565109     1110   87382          SOLE             87382   0     0
CHICOPEE BANCORP                  COM       168565109     2324  183018          OTHER    01     183018   0     0
CITIGROUP INC                     COM       172967101     4050 1000000          OTHER    01    1000000   0     0
CITIZENS REPUBLIC                 COM       174420109     1711 1450000          OTHER    01    1450000   0     0
CITIZENS SOUTH BKG CP DEL         COM       176682102     2062  335249          SOLE            335249   0     0
CITIZENS SOUTH BKG CP DEL         COM       176682102     2255  366665          OTHER    01     366665   0     0
COMERICA INC                      COM       200340107     2282   60000          OTHER    01      60000   0     0
CONNECTICUT BK&TR CO HART NE      COM       207546102      466  103630          SOLE            103630   0     0
CONNECTICUT BK&TR CO HART NE      COM       207546102      592  131474          OTHER    01     131474   0     0
COWEN HOLDINGS GROUP              COM       223622101     2745  484999          SOLE            484999   0     0
COWEN HOLDINGS GROUP              COM       223622101     9608 1697494          OTHER    01    1697494   0     0
EAGLE BANCORP                     COM       268948106     1150   10000          OTHER            10000   0     0
FIFTH THIRD BANCORP               COM       316773100     1019   75000          OTHER    01      75000   0     0
FIRST CALIFORNIA FINANCIAL        COM       319395109      632  239400          SOLE            239400   0     0
FIRST CALIFORNIA FINANCIAL        COM       319395109     2528  957600          OTHER    01     957600   0     0
FIRST CALIFORNIA FINANCIAL        COM       319395109      166   63000          OTHER            63000   0     0
FIRST HORIZON NATIONAL CORP       COM       320517105      948   67468          SOLE             67468   0     0
FIRST HORIZON NATIONAL CORP       COM       320517105     3283  233640          OTHER    01     233640   0     0
FIRST MIDWEST BANCORP DEL         COM       320867104      203   15000          SOLE             15000   0     0
FIRST MIDWEST BANCORP DEL         COM       320867104     1152   85000          OTHER    01      85000   0     0
FIRST MIDWEST BANCORP DEL         COM       320867104       68    5000          OTHER             5000   0     0
FIRST UNITED BANCORP INC FLA      COM       33740N105     2415  300000          SOLE            300000   0     0
FIRST UNITED BANCORP INC FLA      COM       33740N105     8453 1050000          OTHER    01    1050000   0     0
FIRST UNITED BANCORP INC FLA      COM       33740N105       95   11849          OTHER            11849   0     0
FIRST MERIT CORP                  COM       337915102      841   39000          SOLE             39000   0     0
FIRST MERIT CORP                  COM       337915102     4443  206000          OTHER    01     206000   0     0
FIRST MERIT CORP                  COM       337915102      108    5000          OTHER             5000   0     0
FLAGSTAR BANCORP INC              COM       337930101      480  800000          SOLE            800000   0     0
FLAGSTAR BANCORP INC              COM       337930101     1920 3200000          OTHER    01    3200000   0     0
GUARANTY BANCORP                  COM       40075T102      227  142532          SOLE            142532   0     0
GUARANTY BANCORP                  COM       40075T102      925  581589          OTHER    01     581589   0     0
HILLTOP HOLDINGS INC              COM       432748101      778   66250          SOLE             66250   0     0
HILLTOP HOLDINGS INC              COM       432748101     2335  198750          OTHER    01     198750   0     0
HILLTOP HOLDINGS INC              COM       432748101       59    5000          OTHER             5000   0     0
HORIZON BANCORP                   COM       440407104       77    4000          OTHER             4000   0     0
HUDSON CITY BANCORP               COM       443683107     1062   75000          OTHER    01      75000   0     0

IBERIA BANK                       COM       450828108      240    4000          SOLE              4000   0     0
IBERIA BANK                       COM       450828108      960   16000          OTHER    01      16000   0     0
IBERIA BANK                       COM       450828108       60    1000          OTHER             1000   0     0
INVESCO MORTGAGE CAPITAL          COM       46131B100    10422  453120          OTHER    01     453120   0     0
INVESTORS BANCORP                 COM       46146P102     1056   80000          SOLE             80000   0     0
INVESTORS BANCORP                 COM       46146P102     5194  393500          OTHER    01     393500   0     0
JP MORGAN CHASE & CO              COM       46625H100     2909   65000          OTHER    01      65000   0     0
MB FINANCIAL INC                  COM       55264U108      563   25000          OTHER    01      25000   0     0
MERIDIAN INTERSTATE BANCORP       COM       58964Q104      806   77500          SOLE             77500   0     0
MERIDIAN INTERSTATE BANCORP       COM       58964Q104      806   77500          OTHER    01      77500   0     0
MIDSOUTH BANCORP                  COM       598039105      248   15000          SOLE             15000   0     0
MIDSOUTH BANCORP                  COM       598039105      248   15000          OTHER    01      15000   0     0
MIDSOUTH BANCORP                  COM       598039105      165   10000          OTHER            10000   0     0
MORGAN STANLEY                    COM       617446448     2197   75000          OTHER    01      75000   0     0
NARA BANCORP                      COM       63080P105      219   25000          SOLE             25000   0     0
NARA BANCORP                      COM       63080P105     1533  175000          OTHER    01     175000   0     0
NARA BANCORP                      COM       63080P105       44    5000          OTHER             5000   0     0
NEW YORK CMNTY BANCORP INC        COM       649445103      414   25000          SOLE             25000   0     0
NEW YORK CMNTY BANCORP INC        COM       649445103     6616  400000          OTHER    01     400000   0     0
NORTHWEST BANCORP                 COM       667340103     1173  100000          SOLE            100000   0     0
NORTHWEST BANCORP                 COM       667340103     8159  695000          OTHER    01     695000   0     0
OMNIAMERICAN BANCORP              COM       68216R107      371   32150          SOLE             32150   0     0
OMNIAMERICAN BANCORP              COM       68216R107      692   60000          OTHER    01      60000   0     0
ORIENTAL FINL GROUP               COM       68618W100      338   25000          SOLE             25000   0     0
ORIENTAL FINL GROUP               COM       68618W100     4031  298600          OTHER    01     298600   0     0
ORIENTAL FINL GROUP               COM       68618W100       68    5000          OTHER             5000   0     0
PACIFIC CONTINENTAL CORP          COM       69412V108      105   10000          OTHER            10000   0     0
PARKVALE FINL CORP                COM       701492100      127   17024          OTHER    01      17024   0     0
PACWEST BANCORP DEL               COM       695263103      285   12500          OTHER    01      12500   0     0
PENNYMAC MTG INV TR               COM       70931T103     2935  176729          SOLE            176729   0     0
PENNYMAC MTG INV TR               COM       70931T103    10759  647736          OTHER    01     647736   0     0
PEOPLES UNITED FINANCIAL INC      COM       712704105      391   25000          SOLE             25000   0     0
PEOPLES UNITED FINANCIAL INC      COM       712704105     5709  365000          OTHER    01     365000   0     0
PEOPLES UNITED FINANCIAL INC      COM       712704105       78    5000          OTHER             5000   0     0
PNC FINL SVCS GROUP INC           COM       693475105     3582   60000          SOLE             60000   0     0
PORTER BANCORP INC                COM       736233107      486   37120          SOLE             37120   0     0
PORTER BANCORP INC                COM       736233107     1872  142902          OTHER    01     142902   0     0
ROME BANCORP INC                  COM       77587P103     1713  189753          SOLE            189753   0     0
ROME BANCORP INC                  COM       77587P103      258   28522          OTHER    01      28522   0     0
REDWOOD TRUST                     COM       758075402     1157   75000          OTHER    01      75000   0     0
SEACOST BANK CORP FLA             COM       811707306      423  250000          SOLE            250000   0     0
SEACOST BANK CORP FLA             COM       811707306     1454  850000          OTHER    01     850000   0     0
SOLAR CAPITAL LTD                 COM       83413U100      799   37810          SOLE             37810   0     0
SOLAR CAPITAL LTD                 COM       83413U100     4074  192720          OTHER    01     192720   0     0
STERLING BANCORP                  COM       859158107     2010  200000          OTHER    01     200000   0     0
TFS FINANCIAL CORP                COM       87240R107     1110   83126          SOLE             83126   0     0
TFS FINANCIAL CORP                COM       87240R107    13817 1034975          OTHER    01    1034975   0     0
TWO HARBORS INVT CORP             COM       90187B101     1168  127794          SOLE            127794   0     0
TWO HARBORS INVT CORP             COM       90187B101     3560  391172          OTHER    01     391172   0     0
US BANCORP                        COM       902973304      647   25000          OTHER    01      25000   0     0
UNITED CMNTY BKS BLAIRSVILLE    CAP STK     90984P105     1323  300000          SOLE            300000   0     0
UNITED CMNTY BKS BLAIRSVILLE      COM       90984P105     8538 1936130          OTHER    01    1936130   0     0
UNITED WESTERN BANCORP            COM       913201109      503  331100          SOLE            331100   0     0
UNITED WESTERN BANCORP            COM       913201109     2372 1550170          OTHER    01    1550170   0     0
UNITED WESTERN BANCORP            COM       913201109       29   19000          OTHER            19000   0     0
UMPQUA HOLDINGS                   COM       904214103      119    9000          OTHER    01       9000   0     0
VIEWPOINT FINL GROUP              COM       926727108      436   30000          SOLE             30000   0     0
WALTER INVESTMENT                 COM       93317W102      800   50000          OTHER    01      50000   0     0
WASHINGTON BKG CO OAK HBR WA      COM       937303105      630   50000          SOLE             50000   0     0
WASHINGTON BKG CO OAK HBR WA      COM       937303105      630   50000          OTHER    01      50000   0     0
WASHINGTON BKG CO OAK HBR WA      COM       937303105       25    2000          OTHER             2000   0     0
WASHINGTON FEDERAL INC            COM       938824109     1524   75000          OTHER    01      75000   0     0
WASHINGTON FEDERAL INC            COM       938824109      122    6000          OTHER             6000   0     0
WESTERN LIBERTY BANCORP           COM       961443108     1989  284146          SOLE            284146   0     0
WESTERN LIBERTY BANCORP           COM       961443108    10197 1456843          OTHER    01    1456843   0     0
WESTERN LIBERTY BANCORP           COM       961443108       67    9520          OTHER             9520   0     0

WINTRUST FINANCIAL CORP           COM       97650W108      372   10000          SOLE             10000   0     0
WHITNEY HOLDINGS CORP             COM       966612103     2977   80000          OTHER    01      80000   0     0